FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Maturities (Details) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 14,340
2020
Disclosure of detailed information about borrowings [line items]
Borrowings	2,869
2021
Disclosure of detailed information about borrowings [line items]
Borrowings	994
2022
Disclosure of detailed information about borrowings [line items]
Borrowings	1,956
2023
Disclosure of detailed information about borrowings [line items]
Borrowings	2,185
2024
Disclosure of detailed information about borrowings [line items]
Borrowings	2,062
Subsequent years
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,274